Business combinations	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Business Combinations
28.
Business combinations

There were no material acquisitions of businesses during the financial year ended December 31, 2023.

During the financial year ended December 31, 2022, the Group acquired a 75% economic interest in Jaya Grocer Holdings Sdn. Bhd. (“Jaya Grocer”), an operator of stores offering daily necessities in Malaysia. The acquisition enables Grab to bring more Jaya Grocer retail stores onto its marketplace, while also leveraging Jaya Grocer’s large supplier network to further expand its groceries product line at lower costs.

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Identifiable net assets acquired	85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition (described below)	163
Purchase consideration	227

The goodwill is attributable mainly to the cost and revenue synergies expected to be achieved from integrating Jaya’s operations, supplier network and assets into the Group’s future business expansion. None of the goodwill recognized is expected to be deductible for tax purposes.